Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
12.	SUBSEQUENT EVENTS

The Fund’s management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure in this Form 10-K or would be required to be recognized in the consolidated financial statements or accompanying notes as of and for the year ended December 31, 2023, except as discussed below.

On February 7, 2024, the Fund’s Board of Trustees appointed Paul Cho, age 41, as Chief Accounting Officer of the Fund, effective as of February 15, 2024. Paul Cho is a Managing Director and Chief Accounting Officer in the finance and accounting department of Ares and the Chief Accounting Officer of Ares Capital Corporation, a publicly traded BDC managed by the Fund’s investment adviser. Prior to joining Ares in 2008, Paul Cho was at Macias Gini & O’Connell LLP, where he focused on audits of state and local government entities. Paul Cho holds a B.A. from the University of California, Berkeley in Economics.

On February 9, 2024, the Fund and ASIF Funding I entered into an agreement to amend the SG Funding Facility, that among other things, increased the total commitments under the SG Funding Facility from $1,000,000 to $1,200,000. In addition, on February 27, 2024, the Fund and ASIF Funding I entered into an agreement to amend the SG Funding Facility, that among other things, increased the total commitments under the SG Funding Facility from $1,200,000 to $1,400,000.

On March 1, 2024, the Fund, as parent and servicer, entered into a credit agreement (the “Scotiabank Funding Facility”) with ASIF Funding II, LLC, the Fund’s wholly owned subsidiary, as borrower (“ASIF Funding II”), the lenders from time to time parties thereto, the Bank of Nova Scotia, as administrative agent, U.S. Bank Trust Company, National Association, as collateral agent and collateral administrator, and U.S. Bank National Association, as custodian and document custodian, that (i) provides a facility amount of $750,000, of which $500,000 will become available during the six-month period following the closing date and (ii) has a reinvestment period ending September 1, 2026 and a final maturity date of March 1, 2033. In addition, on March 1, 2024, the Fund, as transferor, and ASIF Funding II, as transferee, entered into a contribution agreement (the “Contribution Agreement,” and together with the Scotiabank Funding Facility, the “Borrower Agreements”), pursuant to which the Fund will transfer to ASIF Funding II certain originated or acquired loans and related assets (collectively, the “Loans”) from time to time. The obligations of ASIF Funding II under the Scotiabank Funding Facility are secured by substantially all assets held by ASIF Funding II, including the Loans. The interest rate charged on the Scotiabank Funding Facility is based on SOFR plus an applicable margin of (i) 2.40% during the reinvestment period and (ii) 2.70% following the reinvestment period. In addition, ASIF Funding II is required to pay, among other fees, a commitment fee of 0.50% per annum on any unused portion of the Scotiabank Funding Facility.

On January 1, 2024, the Fund issued and sold approximately 6,380 Common Shares (consisting of 4,499 Class I shares, 1,431 Class S shares and 450 Class D shares at an offering price of $27.22 per share for each class of share), and we received approximately $173,660 as payment for such shares.

On February 1, 2024, the Fund issued and sold approximately 6,934 shares (consisting of 5,064 Class I shares, 1,746 Class S shares and 124 Class D shares at an offering price of $27.17 per share for each class of share), and the Fund received approximately $188,403 as payment for such shares.

The Fund received approximately $221,903 of net proceeds relating to the issuance of Class I shares, Class S shares and Class D shares for subscriptions effective March 1, 2024. The purchase price per Class I share, Class S share and Class D share will equal the Fund’s NAV per Class I share, Class S share and Class D share, respectively, as of the last calendar day of February 29, 2024 (the “February NAV”), which is generally expected to be available within 20 business days after March 1, 2024. At that time, the number of Class I shares, Class S shares and Class D shares issued to each investor based on the February NAV and such investor’s subscription amount will be determined and Class I shares, Class S shares and Class D shares, as applicable, will be credited to the investor’s account as of the effective date of the share purchase, March 1, 2024.

On January 23, 2024, the Fund announced the declaration of regular monthly distributions for each class of the Fund’s Common Shares in the amounts per share set forth below:

		Shareholder Servicing
	Gross Distribution	and/or Distribution Fee	Net Distribution
January 2024 Distributions
Class I	$0.21430	$0.00000	$0.21430
Class S	$0.21430	$0.01960	$0.19470
Class D	$0.21430	$0.00576	$0.20854
February 2024 Distributions
Class I	$0.21430	$0.00000	$0.21430
Class S	$0.21430	$0.01830	$0.19600
Class D	$0.21430	$0.00538	$0.20892

The January 2024 distributions for each class of the Fund’s Common Shares were payable to shareholders of record as of the open of business on January 31, 2024 and were paid on February 22, 2024. The January 2024 distributions were paid in cash or reinvested in the Common Shares for shareholders participating in the Fund’s distribution reinvestment plan.

The February 2024 distributions for each class of the Fund’s Common Shares were payable to shareholders of record as of the open of business on February 29, 2024 and will be paid on or about March 25, 2024. The February 2024 distributions will be paid in cash or reinvested in the Common Shares for shareholders participating in the Fund’s distribution reinvestment plan.

On January 23, 2024, the Fund announced the declaration of regular monthly gross distributions for March 2024 and on March 14, 2024, the Fund announced the declaration of regular monthly gross distributions for April, May and June 2024, in each case for each class of its Common Shares. The following table presents the regular monthly gross distributions per share that were declared and payable:

		Gross Distribution Per Share
Record Date	Payment Date(1)	Class I	Class S	Class D
March 29, 2024	April 24, 2024	$0.21430	$0.21430	$0.21430
April 30, 2024	May 23, 2024	$0.21430	$0.21430	$0.21430
May 31, 2024	June 25, 2024	$0.21430	$0.21430	$0.21430
June 28, 2024	July 24, 2024	$0.21430	$0.21430	$0.21430
(1)	The distributions for each class of the Fund’s Common Shares will be paid on or about the payment dates above.

These distributions will be paid in cash or reinvested in the Common Shares for shareholders participating in the Fund’s distribution reinvestment plan. The net distributions received by shareholders of each of the Class S and Class D shares will be equal to the gross distribution in the table above, less specific shareholder servicing and/or distribution fees applicable to such class of the Fund’s Common Shares as of their respective record dates. Class I shares have no shareholder servicing and/or distribution fees.